INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Balance at January 1	$ 3,952	$ 2,151
Additions for prior year tax positions	115	622
Decrease related to settlement with tax authorities	(3,844)
Additions in tax positions for current year	351	1,179
Balance at December 31	$ 574	$ 3,952